SHARE OPTION PLAN (Details) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options
Options outstanding at beginning of year (in shares)		1,433,500	1,082,500	835,000
Granted (in shares)	435,000	435,000	480,000	350,000
Options exercised (in shares)		(85,500)	(129,000)	(17,500)
Forfeited (in shares)		0	0	(85,000)
Options outstanding at end of year (in shares)		1,783,000	1,433,500	1,082,500
Exercisable at end of year (in shares)		919,667	578,500	418,167
Weighted average exercise price $
Options outstanding at beginning of year (in dollars per share)		$ 9.65	$ 10.56	$ 10.72
Granted (in dollars per share)	$ 8.73	8.73	8.79	13.45
Exercised (in dollars per share)		8.87	7.48	8.63
Forfeited (in dollars per share)		0	0	11.02
Options outstanding at end of year (in dollars per share)		8.55	9.65	10.56
Exercisable at end of year (in dollars per share)		$ 9.00	$ 10.02	$ 9.45